Summary of Non-vested Non-qualified Stock Option Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
2017 Equity Incentive Plan [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Nonvested, Ending		1,000,000
Weighted Average Grant-Date Fair Value, Ending		$ 0.029
Aggregated Intrinsic Value, Nonvested Ending		$ 5,800
Grant Date Fair Value Nonvested, Ending		$ 29,000
Number of Options Nonvested, Granted		6,500,000
Weighted Average Grant-Date Fair Value, Granted		$ 0.057
Grant Date Fair Value Nonvested, Granted		$ 373,000
Number of Options Nonvested, Vested		(5,500,000)
Weighted Average Grant-Date Fair Value, Vested		$ 0.063
Grant Date Fair Value Nonvested, Vested		$ 344,000
Number of Options Nonvested, Forfeited
Weighted Average Grant-Date Fair Value, Forfeited
Grant Date Fair Value Nonvested, Forfeited
Number of Options Nonvested, Expired
Weighted Average Grant-Date Fair Value, Expired
Grant Date Fair Value Nonvested, Expired
Number of Options Nonvested, Forfeited
Number of Options Nonvested, Beginning	1,000,000
Weighted Average Grant-Date Fair Value, Beginning	$ 0.029
Aggregated Intrinsic Value, Nonvested Beginning	$ 5,800
Grant Date Fair Value Nonvested, Beginning	$ 29,000
Number of Options Nonvested, Ending		1,000,000
Weighted Average Grant-Date Fair Value, Ending		$ 0.029
Aggregated Intrinsic Value, Nonvested Ending		$ 5,800
Grant Date Fair Value Nonvested, Ending		$ 29,000
2017 Equity Incentive Plan [Member] | Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Nonvested, Ending	1,750,000
Weighted Average Grant-Date Fair Value, Ending	$ 0.061
Aggregated Intrinsic Value, Nonvested Ending
Grant Date Fair Value Nonvested, Ending	$ 104,800
Number of Options Nonvested, Granted	3,035,800
Weighted Average Grant-Date Fair Value, Granted	$ 0.082
Grant Date Fair Value Nonvested, Granted
Number of Options Nonvested, Vested	(1,285,800)
Weighted Average Grant-Date Fair Value, Vested	$ 0.112
Grant Date Fair Value Nonvested, Vested
Number of Options Nonvested, Forfeited
Grant Date Fair Value Nonvested, Forfeited
Number of Options Nonvested, Expired
Grant Date Fair Value Nonvested, Expired
Number of Options Nonvested, Forfeited
Number of Options Nonvested, Beginning
Weighted Average Grant-Date Fair Value, Beginning
Aggregated Intrinsic Value, Nonvested Beginning
Grant Date Fair Value Nonvested, Beginning
Aggregated Intrinsic Value, Vested	$ 66,412
Number of Options Nonvested, Ending	1,750,000
Weighted Average Grant-Date Fair Value, Ending	$ 0.061
Aggregated Intrinsic Value, Nonvested Ending
Grant Date Fair Value Nonvested, Ending	104,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ (66,412)
2017 Equity Incentive Plan [Member] | Employees And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Nonvested, Ending			2,000,000
Weighted Average Grant-Date Fair Value, Ending			$ 0.075
Aggregated Intrinsic Value, Nonvested Ending
Grant Date Fair Value Nonvested, Ending			$ 149,534
Number of Options Nonvested, Granted		6,616,900	2,000,000
Weighted Average Grant-Date Fair Value, Granted		$ 0.059	$ 0.065
Grant Date Fair Value Nonvested, Granted		$ 387,199	$ 130,120
Number of Options Nonvested, Vested		(8,616,900)	(4,924,996)
Weighted Average Grant-Date Fair Value, Vested		$ 0.062	$ 0.074
Grant Date Fair Value Nonvested, Vested		$ 536,733	$ 362,998
Number of Options Nonvested, Forfeited			(2,408,333)
Weighted Average Grant-Date Fair Value, Forfeited			$ 0.102
Grant Date Fair Value Nonvested, Forfeited			$ 246,344
Number of Options Nonvested, Expired
Weighted Average Grant-Date Fair Value, Expired
Grant Date Fair Value Nonvested, Expired
Number of Options Nonvested, Forfeited			2,408,333
Number of Options Nonvested, Beginning		2,000,000	7,333,329
Weighted Average Grant-Date Fair Value, Beginning		$ 0.075	$ 0.086
Aggregated Intrinsic Value, Nonvested Beginning
Grant Date Fair Value Nonvested, Beginning		$ 149,534	$ 628,756
Number of Options Nonvested, Ending			2,000,000
Weighted Average Grant-Date Fair Value, Ending			$ 0.075
Aggregated Intrinsic Value, Nonvested Ending
Grant Date Fair Value Nonvested, Ending			$ 149,534
2017 Equity Plan and 2021 Equity Plan [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Nonvested, Ending		1,000,000
Weighted Average Grant-Date Fair Value, Ending		$ 0.029
Aggregated Intrinsic Value, Nonvested Ending		$ 31,000
Grant Date Fair Value Nonvested, Ending
Number of Options Nonvested, Granted	230,770
Weighted Average Grant-Date Fair Value, Granted	$ 0.065
Grant Date Fair Value Nonvested, Granted
Number of Options Nonvested, Vested	(1,230,770)
Weighted Average Grant-Date Fair Value, Vested	$ 0.036
Grant Date Fair Value Nonvested, Vested
Number of Options Nonvested, Forfeited
Number of Options Nonvested, Expired
Number of Options Nonvested, Forfeited
Number of Options Nonvested, Beginning	1,000,000
Weighted Average Grant-Date Fair Value, Beginning	$ 0.029
Aggregated Intrinsic Value, Nonvested Beginning	$ 31,000
Grant Date Fair Value Nonvested, Beginning
Aggregated Intrinsic Value, Vested	$ 1,154
Number of Options Nonvested, Ending		1,000,000
Weighted Average Grant-Date Fair Value, Ending		$ 0.029
Aggregated Intrinsic Value, Nonvested Ending		$ 31,000
Grant Date Fair Value Nonvested, Ending
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	(1,154)
Aggregated Intrinsic Value, Nonvested Forfeited	$ (29,846)